Segment Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Revenue
Total Revenue	$ 18,435	$ 19,907	$ 14,953
Total Revenue Rate	100.00%	100.00%	100.00%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	6,338	4,810
Assets
Total Assets	13,731	12,875
Devices [Member]
Revenue
Total Revenue	13,794	15,956	12,116
Service [Member]
Revenue
Total Revenue	4,086	3,197	2,158
Software [Member]
Revenue
Total Revenue	318	294	259
Other Revenue [Member]
Revenue
Total Revenue	237	460	420
Canada [Member]
Revenue
Total Revenue	1,260	1,408	844
Total Revenue Rate	6.80%	7.10%	5.60%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	5,382	3,787
Assets
Total Assets	8,693	6,935
United States [Member]
Revenue
Total Revenue	4,182	7,823	8,620
Total Revenue Rate	22.70%	39.30%	57.70%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	555	707
Assets
Total Assets	2,337	3,390
United Kingdom [Member]
Revenue
Total Revenue	1,919	2,218	1,447
Total Revenue Rate	10.40%	11.10%	9.70%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	37	41
Assets
Total Assets	1,554	1,594
Other Countries [Member]
Revenue
Total Revenue	11,074	8,458	4,042
Total Revenue Rate	60.10%	42.50%	27.00%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	364	275
Assets
Total Assets	$ 1,147	$ 956